EMPLOYEE BENEFITS - Narrative (Details)			1 Months Ended	12 Months Ended
		Jul. 18, 2014	Mar. 31, 2021	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the year (in shares)				0	0	4,000
Par value per share (in usd per share) | $ / shares				$ 1.20
Net deferred tax assets | $				$ 57,115,000	$ 27,809,000
Expected dividend yield				0.00%
Share-based compensation plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net deferred tax assets | $				$ 30,788,000	$ 19,466,000
Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in usd per share) | $ / shares				$ 251.18	$ 150.29
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards to be converted into ordinary shares on exercise (in shares)				1
Amount paid or payable to recipients on option exercised | $				$ 0
Minimum term				10 years
Options granted during the year (in shares)					4,000
2014 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards to be converted into ordinary shares on exercise (in shares)				1
Par value per share (in usd per share) | $ / shares				$ 1.20	$ 1.20
2014 Plan | Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term		4 years
2014 Plan | Total | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2014 Plan | Total | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2014 Plan | Total | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2014 Plan | Total | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Offering period			6 months
Minimum percentage of common share price over fair market value on the first trading of the offering period			90.00%
Share repurchased (in shares)	[1]			27,000
Shares delivered under the plan (in shares)	[1]			7,453

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.